UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811- 10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.6%
Bombardier, Inc., 6.00%, 10/15/22(1)	21,690	$21,012,187
Bombardier, Inc., 6.125%, 1/15/23(1)	935	902,873
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,292,000
TransDigm, Inc., 6.25%, 3/15/26(1)(2)	15,887	16,165,023
TransDigm, Inc., 6.375%, 6/15/26	4,635	4,478,569
TransDigm, Inc., 6.50%, 7/15/24	10,766	10,658,340
TransDigm, Inc., 6.50%, 5/15/25	7,070	6,884,413
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	5,020	4,881,950

		$74,275,355

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	21,515	$21,622,575

		$21,622,575

Banks & Thrifts — 0.3%
CIT Group, Inc., 6.125%, 3/9/28	4,300	$4,568,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)	9,210	9,934,320

		$14,503,070

Broadcasting — 2.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	6,075	$6,242,063
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,129,638
Gray Television, Inc., 7.00%, 5/15/27(1)	6,041	6,295,326
Netflix, Inc., 5.50%, 2/15/22	8,685	9,048,033
Netflix, Inc., 5.875%, 2/15/25	5,730	5,950,319
Netflix, Inc., 5.875%, 11/15/28(1)	12,610	12,814,912
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	11,487	11,142,390
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	26,284,552
Tribune Media Co., 5.875%, 7/15/22	1,000	1,021,250

		$90,928,483

Building Materials — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	3,352	$3,209,540
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	11,436	9,377,520
Standard Industries, Inc., 5.50%, 2/15/23(1)	8,845	8,977,675
Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	16,913,156

		$38,477,891

Cable/Satellite TV — 5.6%
Altice France SA, 7.375%, 5/1/26(1)	7,115	$6,883,762
Altice France SA, 8.125%, 2/1/27(1)	14,883	14,696,962
Altice Luxembourg SA, 7.75%, 5/15/22(1)	12,377	12,052,104
Cablevision Systems Corp., 5.875%, 9/15/22	15,715	15,832,862
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,510,800
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,401,736
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,509,559
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,661,563

Security	Principal Amount* (000’s omitted)		Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		11,655	$11,888,100
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		20,085	20,642,158
CSC Holdings, LLC, 5.125%, 12/15/21(1)		8,884	8,919,980
CSC Holdings, LLC, 5.375%, 7/15/23(1)		4,030	4,080,375
CSC Holdings, LLC, 5.50%, 5/15/26(1)		14,955	14,842,837
CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,596,912
CSC Holdings, LLC, 7.50%, 4/1/28(1)		4,369	4,510,992
CSC Holdings, LLC, 10.875%, 10/15/25(1)		17,461	20,167,455
DISH DBS Corp., 5.875%, 7/15/22		9,745	9,294,294
DISH DBS Corp., 5.875%, 11/15/24		1,805	1,502,663
DISH DBS Corp., 6.75%, 6/1/21		2,662	2,717,929
DISH DBS Corp., 7.75%, 7/1/26		4,345	3,752,994
UPC Holding B.V., 5.50%, 1/15/28(1)		10,840	10,081,200
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		4,740	4,574,100
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		12,495	12,354,431
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		7,835	7,717,475
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		5,135	4,868,622
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,057,613
Ziggo B.V., 5.50%, 1/15/27(1)		6,485	6,142,527

			$255,262,005

Capital Goods — 0.7%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,221,275
Resideo Funding, Inc., 6.125%, 11/1/26(1)		4,355	4,496,537
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		1,442	1,265,355
Welbilt, Inc., 9.50%, 2/15/24		14,780	15,906,975

			$30,890,142

Chemicals — 2.0%
Chemours Co. (The), 4.00%, 5/15/26	EUR	1,000	$1,127,476
Chemours Co. (The), 5.375%, 5/15/27		5,000	4,825,000
Chemours Co. (The), 7.00%, 5/15/25		6,985	7,308,056
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		8,085	7,519,050
OCI N.V., 6.625%, 4/15/23(1)		5,835	6,024,638
Olin Corp., 5.00%, 2/1/30		5,390	4,992,488
PQ Corp., 6.75%, 11/15/22(1)		3,150	3,309,075
SPCM SA, 4.875%, 9/15/25(1)		6,913	6,515,503
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(5)	EUR	8,785	9,733,034
Tronox, Inc., 6.50%, 4/15/26(1)		6,536	5,743,510
Tronox Finance PLC, 5.75%, 10/1/25(1)		5,835	5,069,156
Valvoline, Inc., 5.50%, 7/15/24		2,810	2,859,175
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		6,000	4,961,250
Versum Materials, Inc., 5.50%, 9/30/24(1)		9,540	9,706,950
W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	9,901,675
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,612,500

			$92,208,536

Consumer Products — 1.5%
Central Garden & Pet Co., 6.125%, 11/15/23		7,150	$7,346,625
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	23,046,528
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(5)	EUR	1,000	1,127,797
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		16,735	16,316,625

Security	Principal Amount* (000’s omitted)	Value
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	5,934	$6,128,932
Spectrum Brands, Inc., 5.75%, 7/15/25	14,685	14,542,555

		$68,509,062

Containers — 2.6%
ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(6)	8,442	$8,189,224
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,020	2,996,746
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,047,537
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	13,239	13,768,560
Berry Global, Inc., 4.50%, 2/15/26(1)	8,524	8,055,180
Berry Global, Inc., 6.00%, 10/15/22	10,130	10,383,250
BWAY Holding Co., 5.50%, 4/15/24(1)	4,085	4,005,874
BWAY Holding Co., 7.25%, 4/15/25(1)	7,188	6,657,885
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,344,331
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,100,900
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,425	18,100,219
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,368,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,673,715
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,241,118
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	6,726	6,889,946

		$115,822,485

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	10,370	$10,473,700
DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	7,553,700
DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	12,540,488
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,840,637
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,827,125
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,605,600
Navient Corp., 6.75%, 6/15/26	9,310	8,797,764
Navient Corp., 7.25%, 1/25/22	1,240	1,291,150
Navient Corp., 8.00%, 3/25/20	10,785	11,256,844
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	21,349,097
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	7,260	7,396,125

		$108,932,230

Diversified Media — 0.4%
MDC Partners, Inc., 6.50%, 5/1/24(1)	15,559	$14,241,153
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,642,525

		$19,883,678

Energy — 16.1%
Aker BP ASA, 5.875%, 3/31/25(1)	4,445	$4,578,350
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,225,425
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,541,353
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,385,750
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	7,590	7,476,150
Antero Resources Corp., 5.375%, 11/1/21	8,635	8,710,988
Antero Resources Corp., 5.625%, 6/1/23	2,770	2,776,925
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	13,350,110
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	5,106	5,482,567
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	9,470	9,233,250
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	15,804,337
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,596,719

Security	Principal Amount* (000’s omitted)	Value
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	$12,446,800
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	19,483,148
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,640,204
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	8,670	8,712,136
Chesapeake Energy Corp., 7.00%, 10/1/24	3,647	3,574,060
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	36,320	35,003,400
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	13,940,777
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,625	1,616,875
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,699,225
Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,763,108
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,721,325
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,504,200
Energy Transfer, L.P., 5.875%, 1/15/24	7,810	8,356,700
Energy Transfer, L.P., 7.50%, 10/15/20	7,970	8,478,087
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)	5,295	4,773,310
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	4,380	4,051,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	5,321,050
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	3,421,425
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,995	14,020,875
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	3,650,250
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	16,380,272
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,304,850
Gulfport Energy Corp., 6.625%, 5/1/23	5,710	5,685,019
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	190	185,725
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	11,525	11,280,094
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	3,984,188
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	2,010	1,949,700
Matador Resources Co., 5.875%, 9/15/26	15,245	15,264,056
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	12,811,500
Nabors Industries, Inc., 5.75%, 2/1/25	10,188	8,914,500
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	16,686	16,206,277
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,420,250
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,472,550
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	4,302,025
Oasis Petroleum, Inc., 6.875%, 1/15/23	7,515	7,468,031
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,208,700
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,366,525
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,645,984
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,381,554
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	13,917,800
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	13,889,000
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,910,919
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	13,365	11,998,095
Precision Drilling Corp., 6.50%, 12/15/21	776	753,190
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,284,400
Precision Drilling Corp., 7.75%, 12/15/23	695	668,938
QEP Resources, Inc., 5.625%, 3/1/26	10,247	9,888,355
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	15,458,058
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,589,000
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	16,958,362
SM Energy Co., 6.125%, 11/15/22	2,093	2,108,698
SM Energy Co., 6.625%, 1/15/27	6,380	6,284,300
SM Energy Co., 6.75%, 9/15/26	1,600	1,584,240

Security	Principal Amount* (000’s omitted)	Value
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	$6,976,687
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26	3,061	3,030,359
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	23,780	23,244,950
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	6,450	6,538,687
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	4,107	4,243,044
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	8,212	8,565,773
Tervita Escrow Corp., 7.625%, 12/1/21(1)	21,970	21,695,375
Transocean, Inc., 7.25%, 11/1/25(1)	9,132	8,675,400
Transocean, Inc., 7.50%, 1/15/26(1)	4,115	3,934,969
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	6,903	6,972,257
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,990	5,027,425
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)(2)	2,104	2,147,406
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	10,380	10,496,775
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	1,763,663
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	4,176,475
Whiting Petroleum Corp., 5.75%, 3/15/21	6,215	6,246,075
Whiting Petroleum Corp., 6.25%, 4/1/23	1,157	1,148,323
Whiting Petroleum Corp., 6.625%, 1/15/26	14,950	14,725,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	20,891	21,252,414
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,101,423
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,456,510
Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,312,449

		$725,597,723

Entertainment/Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	14,605	$13,181,012

		$13,181,012

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	10,625	$10,704,687
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,780,000
Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,078,081
GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	10,575,000
Hulk Finance Corp., 7.00%, 6/1/26(1)	4,785	4,439,045
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	7,253	7,084,368

		$44,661,181

Food/Beverage/Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	18,570	$16,991,550
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,183,683
Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	12,843,925
Post Holdings, Inc., 5.625%, 1/15/28(1)	7,062	6,797,104
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,222,725
US Foods, Inc., 5.875%, 6/15/24(1)	17,514	17,882,495

		$67,921,482

Gaming — 3.6%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	17,940	$16,770,312
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,582,553
Eldorado Resorts, Inc., 6.00%, 9/15/26(1)	747	748,868
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,140,000
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,055,694
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,399,648

Security	Principal Amount* (000’s omitted)	Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	$10,611,998
GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	8,149,041
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	5,960,520
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,415,088
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	11,864,531
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	4,084	4,129,945
MGM Resorts International, 5.75%, 6/15/25	10,020	10,120,200
MGM Resorts International, 6.625%, 12/15/21	2,785	2,948,480
MGM Resorts International, 7.75%, 3/15/22	13,100	14,262,625
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,253,900
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,198,333
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,990,255
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,430,888
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	8,804	8,242,745
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	939,705

		$164,215,329

Health Care — 11.5%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	4,520	$4,418,300
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	7,041	7,048,816
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	3,290	3,296,169
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	11,210	11,023,578
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,292,950
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,590,475
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	18,304	19,253,520
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	11,745	12,302,887
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	17,294,287
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	4,735	5,101,962
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	15,980,250
Centene Corp., 4.75%, 1/15/25	18,525	18,826,031
Centene Corp., 5.375%, 6/1/26(1)	18,665	19,393,868
Centene Corp., 6.125%, 2/15/24	9,335	9,801,750
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	3,684,875
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(6)	10,563	10,589,407
Envision Healthcare Corp., 8.75%, 10/15/26(1)	13,874	12,686,039
HCA, Inc., 5.00%, 3/15/24	4,635	4,834,305
HCA, Inc., 5.25%, 6/15/26	8,825	9,321,406
HCA, Inc., 5.375%, 9/1/26	11,055	11,372,831
HCA, Inc., 5.625%, 9/1/28	13,635	14,125,042
HCA, Inc., 5.875%, 2/15/26	13,250	14,011,875
HCA, Inc., 5.875%, 2/1/29	7,681	8,055,449
HCA, Inc., 7.50%, 2/15/22	10,400	11,414,000
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,713,925
Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,463,709
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	29,096	29,023,260
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	8,920,619
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	23,522,800
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	54,533,490
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(6)	20,565	19,819,519
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,448,242

Security	Principal Amount* (000’s omitted)	Value
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	12,045	$9,824,384
Teleflex, Inc., 4.625%, 11/15/27	7,455	7,296,581
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,619,775
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,252,500
Tenet Healthcare Corp., 6.00%, 10/1/20	12,205	12,651,093
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,216,219
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,341,684
Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,438,750
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	25,629,581
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	8,355	8,563,875

		$522,000,078

Homebuilders/Real Estate — 0.7%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	5,001	$4,813,462
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	15,666	15,646,417
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,212,975
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,279	2,204,933

		$31,877,787

Hotels — 0.8%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	15,150	$15,015,165
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,441,212
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	8,869	8,946,604

		$34,402,981

Insurance — 1.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	24,315	$24,801,300
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	14,125	12,288,750
Hub International, Ltd., 7.00%, 5/1/26(1)	17,266	16,791,185

		$53,881,235

Leisure — 1.3%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)	11,256	$11,523,330
NCL Corp., Ltd., 4.75%, 12/15/21(1)	8,182	8,253,592
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	29,551	28,959,980
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,723,400

		$57,460,302

Metals/Mining — 3.4%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	6,735	$6,836,025
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	5,255	5,500,198
Constellium N.V., 5.875%, 2/15/26(1)	17,071	16,473,515
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,399	24,383,040
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	5,746	5,228,860
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	9,353	8,990,665
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	14,696	13,832,610
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,693,188
Freeport-McMoRan, Inc., 5.45%, 3/15/43	6,323	5,469,395
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,907,400
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,530	2,612,225
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,192	2,788,057
New Gold, Inc., 6.25%, 11/15/22(1)	7,709	7,150,098
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,274,550
Novelis Corp., 5.875%, 9/30/26(1)	7,032	6,812,250
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,069,625

Security	Principal Amount* (000’s omitted)	Value
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	11,070	$10,765,575
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,363,513

		$152,150,789

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26	3,275	$3,053,938

		$3,053,938

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	7,037	$5,304,139

		$5,304,139

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	16,180	$16,302,968

		$16,302,968

Restaurants — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	9,095	$9,135,746
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	20,820,600
Golden Nugget, Inc., 6.75%, 10/15/24(1)	21,455	21,508,637
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	14,703,525
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,271,800

		$69,440,308

Retail — 0.6%
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	$6,728,844
Party City Holdings, Inc., 6.125%, 8/15/23(1)	17,760	18,026,400
Party City Holdings, Inc., 6.625%, 8/1/26(1)	4,355	4,300,562

		$29,055,806

Services — 4.6%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	2,827	$2,763,393
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,457,575
CFX Escrow Corp., 6.00%, 2/15/24(1)(2)	3,378	3,378,000
CFX Escrow Corp., 6.375%, 2/15/26(1)(2)	5,532	5,583,500
Cloud Crane, LLC, 10.125%, 8/1/24(1)	11,231	11,989,092
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	12,867,750
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,511,200
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,548,310
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	10,872,310
Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,531,520
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	26,899	28,512,940
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,174,100
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,400,688
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	19,798,033
TMS International Corp., 7.25%, 8/15/25(1)	10,320	9,726,600
Vizient, Inc., 10.375%, 3/1/24(1)	22,415	24,320,275
West Corp., 8.50%, 10/15/25(1)	19,473	16,332,979

		$208,768,265

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,425	$2,437,125
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,554,635
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,487,350

		$19,479,110

Security	Principal Amount* (000’s omitted)	Value
Technology — 5.8%
Camelot Finance SA, 7.875%, 10/15/24(1)	16,160	$16,846,800
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	12,245	10,468,251
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	18,680,800
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,300,933
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	21,360,687
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	23,872,880
EIG Investors Corp., 10.875%, 2/1/24	16,060	16,983,450
Entegris, Inc., 4.625%, 2/10/26(1)	7,830	7,634,250
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,738,263
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,670,256
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(6)	8,420	8,514,725
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	13,825,875
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,625	15,894,375
Seagate HDD Cayman, 4.75%, 1/1/25	4,525	4,287,081
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,718,244
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,638	5,055,327
Symantec Corp., 5.00%, 4/15/25(1)	4,902	4,891,700
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	7,107,509
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,555	5,801,175
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	13,810	10,154,493
Western Digital Corp., 4.75%, 2/15/26	16,850	15,712,625

		$261,519,699

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	16,848	$16,995,420
CenturyLink, Inc., 7.50%, 4/1/24	11,410	11,595,412
Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	14,611,360
DKT Finance ApS, 9.375%, 6/17/23(1)	4,157	4,396,028
Equinix, Inc., 5.375%, 5/15/27	7,730	7,768,650
Equinix, Inc., 5.875%, 1/15/26	13,010	13,491,370
Frontier California, Inc., 6.75%, 5/15/27	2,855	2,526,675
Frontier Communications Corp., 6.875%, 1/15/25	9,340	4,973,550
Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,475,513
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,300,994
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	11,866,665
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,275	3,160,375
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	6,875	6,282,031
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	8,090	8,443,937
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	8,704	8,834,560
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,263,936
Level 3 Financing, Inc., 5.375%, 1/15/24	8,975	8,952,562
Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,305,750
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,671	2,510,740
SBA Communications Corp., 4.00%, 10/1/22	7,385	7,329,613
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,336,600
Sprint Capital Corp., 6.875%, 11/15/28	10,245	10,206,581
Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,482,140
Sprint Communications, Inc., 7.00%, 8/15/20	4,317	4,489,680
Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,499,625
Sprint Corp., 7.125%, 6/15/24	7,445	7,668,350
Sprint Corp., 7.25%, 9/15/21	6,650	6,999,857

Security	Principal Amount* (000’s omitted)	Value
Sprint Corp., 7.625%, 2/15/25	14,960	$15,675,088
Sprint Corp., 7.625%, 3/1/26	6,584	6,855,590
Sprint Corp., 7.875%, 9/15/23	42,779	45,559,635
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,617,675
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	6,848,188
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,284,800
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,687,200
Wind Tre SpA, 5.00%, 1/20/26(1)	3,696	3,058,070
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	8,867,800
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	4,807	4,710,860

		$318,932,880

Textiles/Apparel — 0.3%
PVH Corp., 7.75%, 11/15/23	13,090	$14,595,350

		$14,595,350

Transportation Ex Air/Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,462,802
XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,773,150

		$16,235,952

Utilities — 2.3%
AES Corp. (The), 4.00%, 3/15/21	6,990	$6,990,000
AES Corp. (The), 5.50%, 4/15/25	2,379	2,468,213
AES Corp. (The), 6.00%, 5/15/26	19,875	21,017,812
Calpine Corp., 5.25%, 6/1/26(1)	7,245	6,909,919
Calpine Corp., 5.50%, 2/1/24	1,875	1,781,250
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,543,613
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	4,105	3,748,378
NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,272,657
NRG Energy, Inc., 7.25%, 5/15/26	16,520	17,911,810
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,544,063
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	6,499,525
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,262,462
Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,493,525

		$103,443,227

Total Corporate Bonds & Notes (identified cost $3,906,456,723)		$3,864,797,053

Senior Floating-Rate Loans — 8.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$5,314	$5,192,470
TransDigm, Inc., Term Loan, Maturing 6/9/23(8)	3,638	3,564,228

		$8,756,698

Automotive & Auto Parts — 0.3%
Navistar International Corp., Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$13,762	$13,572,872

		$13,572,872

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.71%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,434,875

		$6,434,875

Containers — 0.3%
Berry Global, Inc., Term Loan, Maturing 1/6/21(8)	$4,300	$4,283,875
BWAY Holding Co., Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	7,521	7,276,481

		$11,560,356

Food/Beverage/Tobacco — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,850	$11,805,861

		$11,805,861

Gaming — 0.6%
Lago Resort & Casino, LLC, Term Loan, 12.30%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$11,726	$11,491,591
Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	771	763,329
Peninsula Pacific Entertainment, LLC, Term Loan, 10.05%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	6,943	6,925,643
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(8)	8,695	8,631,961

		$27,812,524

Health Care — 1.0%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$2,391	$2,358,037
Bausch Health Companies, Inc., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	2,846	2,820,855
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	963	958,485
MPH Acquisition Holdings, LLC, Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	4,222	4,088,101
Press Ganey Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	30,522	30,063,864
Press Ganey Holdings, Inc., Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	5,739	5,732,178

		$46,021,520

Insurance — 0.3%
Hub International Ltd., Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing 4/25/25(10)	$3,771	$3,643,777
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,721	11,457,278

		$15,101,055

Metals/Mining — 0.9%
Big River Steel, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,522	$8,474,188
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	33,979	33,425,746

		$41,899,934

Services — 0.5%
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$7,006	$6,863,951
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	7,045	6,904,100
Trans Union, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,950	9,838,063

		$23,606,114

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 2.2%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(10)	$24,200	$23,888,149
First Data Corporation, Term Loan, Maturing 7/8/22(8)	7,405	7,384,636
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	18,095	18,008,289
Solera, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	12,557	12,330,742
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	6,371	6,253,503
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	6,284	6,175,931
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,505	2,459,218
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	12,519	12,260,428
Veritas Bermuda, Ltd., Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	12,786	11,232,083

		$99,992,979

Telecommunications — 1.2%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$47,855	$48,258,801
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	5,420	5,449,360

		$53,708,161

Utilities — 0.5%
TEX Operations Co., LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$12,615	$12,409,693
Vistra Energy Corp., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	4,790	4,709,733
Vistra Operations Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	3,913	3,864,105

		$20,983,531

Total Senior Floating-Rate Loans (identified cost $386,019,194)		$381,256,480

Common Stocks — 0.3%

Security	Shares	Value
Consumer Products — 0.0%(12)
HF Holdings, Inc.(13)(14)(15)	3,400	$8,398

		$8,398

Energy — 0.2%
Ascent CNR Corp., Class A(13)(14)(15)	32,029,863	$10,249,556
Nine Point Energy Holdings, Inc.(13)(14)(15)	157,059	174,336

		$10,423,892

Gaming — 0.1%
Caesars Entertainment Corp.(13)	499,170	$4,562,414
New Cotai Participation Corp., Class B(13)(14)(15)	36	53,568

		$4,615,982

Total Common Stocks (identified cost $15,061,435)		$15,048,272

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(6)(13)(14)(15)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	725,000	$25,628,750

Total Exchange-Traded Funds (identified cost $25,113,808)		$25,628,750

Miscellaneous — 0.3%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(15)	11,599,560	$0

		$0

Gaming — 0.3%
PGP Investors, LLC, Membership Interests(13)(14)(15)	45,488	$14,921,132

		$14,921,132

Technology — 0.0%
Avaya, Inc., Escrow Certificates(13)(15)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $4,437,241)		$14,921,132

Short-Term Investments — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(16)	186,536,584	$186,536,584

Total Short-Term Investments (identified cost $186,522,064)		$186,536,584

Total Investments — 99.2% (identified cost $4,526,538,465)		$4,492,486,487

Less Unfunded Loan Commitments — (0.0)%(12)		$(771,000)

Net Investments — 99.2% (identified cost $4,525,767,465)		$4,491,715,487

Other Assets, Less Liabilities — 0.8%		$37,290,839

Net Assets — 100.0%		$4,529,006,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $2,422,970,128 or 53.5% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $10,860,831 or 0.2% of the Portfolio’s net assets.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3..

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $974,378.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,535,981	EUR	29,996,049	State Street Bank and Trust Company	4/30/19	$—	$(49,918)

						$—	$(49,918)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At January 31, 2019, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$10,249,556
HF Holdings, Inc.	10/27/09	3,400	182,613	8,398
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	53,568
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	174,336

Total Common Stocks			$8,522,302	$10,485,858

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$4,437,241	$14,921,132

Total Miscellaneous			$4,437,241	$14,921,132

Total Restricted Securities			$15,887,543	$29,705,206

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $49,918.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$3,864,797,053	$—	$3,864,797,053
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	380,485,480	—	380,485,480
Common Stocks	4,562,414	—	10,485,858	15,048,272
Convertible Preferred Stocks	—	—	4,298,216	4,298,216
Exchange-Traded Funds	25,628,750	—	—	25,628,750
Miscellaneous	—	—	14,921,132	14,921,132
Short-Term Investments	—	186,536,584	—	186,536,584
Total Investments	$30,191,164	$4,431,819,117	$29,705,206	$4,491,715,487

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(49,918)	$—	$(49,918)
Total	$—	$(49,918)	$—	$(49,918)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019